Loans and Allowance for Credit Losses - Disclosure of Loans Past Due But Not Impaired (Detail) - CAD ($) $ in Millions	Jan. 31, 2023	Oct. 31, 2022
Disclosure of loans that are either past due or impaired [line items]
Loans past due but not impaired	$ 2,671	$ 2,777
Retail [member]
Disclosure of loans that are either past due or impaired [line items]
Loans past due but not impaired	1,565	1,496
Wholesale [member]
Disclosure of loans that are either past due or impaired [line items]
Loans past due but not impaired	1,106	1,281
30 to 89 days [member]
Disclosure of loans that are either past due or impaired [line items]
Loans past due but not impaired	2,472	2,607
30 to 89 days [member] | Retail [member]
Disclosure of loans that are either past due or impaired [line items]
Loans past due but not impaired	1,392	1,328
30 to 89 days [member] | Wholesale [member]
Disclosure of loans that are either past due or impaired [line items]
Loans past due but not impaired	1,080	1,279
90 Days and Greater [member]
Disclosure of loans that are either past due or impaired [line items]
Loans past due but not impaired	199	170
90 Days and Greater [member] | Retail [member]
Disclosure of loans that are either past due or impaired [line items]
Loans past due but not impaired	173	168
90 Days and Greater [member] | Wholesale [member]
Disclosure of loans that are either past due or impaired [line items]
Loans past due but not impaired	$ 26	$ 2